STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS

	12/31/2025		12/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	562,500,000	$0.0172	560,000,000	$0.0210
Granted	2,500,000	$0.0395	2,500,000	$0.0036
Expired/Cancelled	-	-	-	-
Outstanding as of the end of the periods	565,000,000	$0.0191	562,500,000	$0.0172
Exercisable as of the end of the periods	466,626,419	$0.0206	431,051,538	$0.0204

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING

The weighted average remaining contractual life of options outstanding as of December 31, 2025 and 2024 was as follows:

12/31/2025				12/31/2024
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0137	50,000,000	32,181,971	4.22	$0.0137	50,000,000	12,500,000	5.22
$0.0036	2,500,000	833,328	8.92	$0.0036	2,500,000	-	9.92
$0.0395	2,500,000	138,888	9.34
$0.0126	5,000,000	3,472,232	7.42	$0.0126	5,000,000	972,222	8.42
$0.0121	100,000,000	25,000,000	4.46	$0.0121	100,000,000	-	5.46
$0.0223	5,000,000	5,000,000	6.21	$0.0223	5,000,000	2,916,667	7.21
$0.0210	400,000,000	400,000,000	3.28	$0.0210	400,000,000	400,000,000	4.28
	565,000,000	466,626,419			562,500,000	416,388,889

SCHEDULE OF WARRANTS ACTIVITY

As of December 31, 2025 and 2024, the outstanding warrants were as follows:

	12/31/2025		12/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Granted	-	-	-	-
Purchased	-	-	-	-
Outstanding as of the end of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Exercisable as of the end of the periods	228,958,334		228,958,334

SCHEDULE OF WARRANTS OUTSTANDING

The weighted average remaining contractual life of the warrants outstanding as of December 31, 2025, was as follows:

12/31/2025
Exercisable Price	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0255	5,000,000	5,000,000	1.21
$0.04	125,000,000	125,000,000	0.27
$0.05	9,375,000	9,375,000	0.26
$0.06	83,333,334	83,333,334	0.58
$0.075	6,250,000	6,250,000	0.58
	228,958,334	228,958,334